Taxation - Movement of valuation allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (420,566)	$ (59,235)	¥ (452,670)	¥ (402,197)
Additions	(26,623)	(3,750)	(48,944)	(93,165)
Reversal and write off	135,544	19,090	81,048	42,692
Balance at ending of the year	¥ (311,645)	$ (43,895)	¥ (420,566)	¥ (452,670)